Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2025
Redeemable non-controlling interests
Redeemable non-controlling interests

15. Redeemable non-controlling interests

In September 2020, one of the Company’s subsidiaries issued shares to Hubei Venture Fund amounting to $0.7 million. The shares will be transferred to the Company and the other shareholder of the subsidiary on pro rata basis at the holder’s option if the subsidiary fails to complete a qualified IPO in a pre-agreed period of time after their issuance with a transfer price of par plus 6% per year. $0.5 million of the shares are subject to purchase by the Company and are therefore accounted for as redeemable non-controlling interests in mezzanine equity and are accreted to the redemption value over the period starting from the issuance date. During the year ended December 31, 2024, the subsidiary failed to conduct an IPO and Hubei Venture Fund required the Company’s subsidiary to redeem its shares in accordance with the agreement. This redeemable non-controlling interest was reclassified as liability in the consolidated balance sheet as of December 31, 2025 and 2024.

For the years ended December 31, 2025, 2024 and 2023, the Company recognized accretion of nil, $0.02 million and $0.03 million to the redemption value of the shares over the period starting from the issuance date with a corresponding reduction to retained earnings.